FINANCIAL INSTRUMENTS - Unrecognised Day One Gains or Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	$ 968	$ 929
Movements	56	39
Ending balance	$ 1,024	$ 968